Description of Business and Organization	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Description of Business and Organization
1. Description of Business and Organization
BurgerFi International, Inc. (“BurgerFi,” the “Company,” or “Successor,” also “we,” “us,” and “our”), is a fast-casual “better burger” concept with 116 franchised and corporate owned restaurants, renowned for delivering an exceptional, all-natural
premium burger experience in a refined, contemporary environment. BurgerFi offers a classic American menu of premium burgers, hot dogs, crispy chicken, frozen custard, hand-cut
fries and onion rings, shakes, beer, wine and more. BurgerFi has become the go-to
better burger restaurant for good times and high-quality food across the United States and beyond. Known for delivering the all-natural
burger experience in a fast-casual environment, BurgerFi is committed to an uncompromising and rewarding dining experience that promises fresh food of transparent quality.
On December 16, 2020
(
the “Closing Date”), the Company, formerly known as Opes Acquisition Corp. (“Opes,” a special purpose acquisition company, or “SPAC”), consummated a business combination transaction (the “Business Combination”) pursuant to which it acquired the private operating company formerly called BurgerFi International, LLC (“Predecessor”). In connection with the closing of the Business Combination, the Company changed its name to BurgerFi International, Inc. The financial results described herein for the dates and periods prior to the Business Combination relate to the operations of the Predecessor prior to the consummation of the Business Combination. The Consolidated Financial Statements after the Closing Date include the accounts of the Company and its wholly owned subsidiaries including the Predecessor.